Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay Versus Performance Table
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of initial fixed $100 investment based on:				Net Income (Loss) (In thousands)	Adjusted EBITDA (In thousands)(5)
Year					Total Shareholder Return	Peer Group Total Shareholder Return (ICLN)(4)	Peer Group Total Shareholder Return (VDE)(4)	Peer Group Total Shareholder Return (XLE)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(g)	(g)	(h)	(i)
2024	$—	$—	$21,096,840	$16,716,406	$109.61	$102.55	$181.80	$178.09	$(242,387)	$949,999
2023	—	—	1,550,000	1,550,000	271.41	139.04	171.92	175.51	548,876	1,282,430
2022	—	—	4,087,514	3,402,381	278.22	173.41	170.29	169.86	184,786	1,071,309
2021	—	—	2,260,943	3,502,760	156.82	183.33	104.56	103.47	92,711	604,560
2020	—	—	1,736,742	3,801,911	344.01	241.80	66.94	67.49	(263,965)	33,322

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
For all five years shown in the table, our principal executive officer (“PEO”) was Mr. Edens, and our non-PEO named executive officers were Mr. Guinta and Ms. Shin, except that Mr. Dete is included as a non-PEO named executive officer for 2024.

Peer Group Issuers, Footnote	The iShare Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"), as reported in the Company's Annual Report in Form 10-K filed with the SEC on March 10, 2025, were used to calculate the Company's peer group total shareholder returns.
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	21,096,840	1,550,000	4,087,514	2,260,943	1,736,742
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,716,406	1,550,000	3,402,381	3,502,760	3,801,911
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in the following table represent each of the average amounts deducted and added to the equity award values for our non-PEO named executive officers for 2024 for purposes of computing the average “compensation actually paid” for our non-PEO named executive officers for 2024:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Minus Average Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Average Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officer
2024	$21,096,840	$(17,146,840)	$12,766,406	$—	$—	$16,716,406

Compensation Actually Paid vs. Total Shareholder Return
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"):

Compensation Actually Paid vs. Net Income	The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss):
Compensation Actually Paid vs. Company Selected Measure	The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss):
Total Shareholder Return Vs Peer Group
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"):

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA(1)
Net Income

Total Shareholder Return Amount	$ 109.61	271.41	278.22	156.82	344.01
Peer Group Total Shareholder Return Amount	102.55	139.04	173.41	183.33	241.80
Net Income (Loss)	$ (242,387,000)	$ 548,876,000	$ 184,786,000	$ 92,711,000	$ (263,965,000)
Company Selected Measure Amount	949,999,000	1,282,430,000	1,071,309,000	604,560,000	33,322,000
PEO Name	Mr. Edens
Additional 402(v) Disclosure	RSU grant date fair values are calculated using stock price as of the grant date, as adjusted for a post-vesting holding period. Adjustments have been made using the stock price as of year-end and as of each vesting date.

	On May 22, 2024, Mr. Dete was granted a time-vesting equity award that will settle in shares of a subsidiary owning the Company's Brazilian operations (“Brazilco”). As this equity award will not be settled in NFE shares, the number of shares of Brazilco underlying the equity award is not comparable to other awards granted to our named executive officers in 2024 and reflects approximately 1.67% of the equity ownership of Brazilco. There is no trading market for the shares of Brazilco and the amounts reflected in the table above for the equity award include assumptions related to BrazilCo eventually becoming a publicly traded entity. There is no assurance that Brazilco will ever be a public company or that a trading market for the shares of Brazilco will ever develop. If such a trading market for the shares does not develop, the shares may be worth significantly less than the value reflected in the table above. The value reflected in the table above also does not include an estimate of the forfeitures should Mr. Dete’s fail to satisfy the remaining vesting requirements which would result in the forfeiture of 75% of his equity award.Mr. Dete was granted an award that will settle in shares of a subsidiary owning the Company's Brazilian operations. Management has determined that the fair value of the award at December 31, 2024 approximates the grant date fair value of this award. Adjusted EBITDA is calculated as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, loss on asset sales, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our selling, general and administrative expenses (“SG&A") not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expenses, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs,, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sale of assets. Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities, minus deferred earnings for which a prepayment has been received. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.
Peer Group Total Shareholder Return Amount, Two	$ 181.80	$ 171.92	$ 170.29	$ 104.56	$ 66.94
Peer Group Total Shareholder Return Amount, Three	$ 178.09	$ 175.51	$ 169.86	$ 103.47	$ 67.49
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Non-GAAP Measure Description
We calculate Adjusted EBITDA for the applicable year as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, loss on asset sales, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our SG&A not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sales of assets.

Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities, minus deferred earnings for which a prepayment was received. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expenses, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,146,840)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,766,406
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0